Income Taxes	6 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 13 - Income Taxes

The income tax provision consisted of the following:

	Six Months Ended December 31,
	2015	2014	2013
	(Unaudited)	(Unaudited)	(Unaudited)

Current income tax expense	$574,438	$1,220,404	$1,002,467
Deferred taxation	(799,757)	253,648	321,290

	$(225,319)	$1,474,052	$1,323,757

The difference between the income tax expenses and the expected income tax computed at statutory Enterprise Income Tax rate (“EIT”) of the PRC was as follows:
	Six Months Ended December 31,
	2015	2014	2013
	(Unaudited)	(Unaudited)	(Unaudited)

Income before income taxes	$7,097,628	$5,447,196	$5,281,159
Income tax computed at statutory EIT rate (25%)	1,774,407	1,361,799	1,320,290
Effect of different tax rates available to different jurisdictions	19	19,173	4,188
Non-deductible expenses	-	-	-
Change in valuation allowance and others	(1,999,707)	93,080	(721)

Income tax expenses	$(225,319)	$1,474,052	$1,323,757

Deferred income taxes are recongised for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carryforwards. Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the following approximate deferred tax assets and liabilities as of December 31, 2015 and June 30, 2015 are presented below:

	December 31, 2015	June 30, 2015
	(Unaudited)	(Audited)
Deferred tax assets (liabilities)
Current portion:
Operating loss carryforward	$894,493	$207,868
Accrued receivable	620,176	525,720
Corporation Income Tax in accordance with the PRC State Administration of Taxation	1,886,226	1,948,948

Net deferred tax (liabilities) assets	$(371,557)	$(1,215,360)